MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Equity Securities, Current	$ 14,615	$ 0
Available for sale securities, equity securities acquired	0	5,779
Available-for-sale Securities, Sold at Par	(328)	0
Available for sale securities, equity securities purchased	0	32,159
Available-for-sale Securities, Gross Unrealized Gain (Loss)	7,763	23,323
Available-for-sale Securities, Equity Securities, Current	6,524	14,615	$ 0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	10,050	23,323	0
Member 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Equity Securities, Current	13,100	0
Available-for-sale Securities, Sold at Par	(300)
Available for sale securities, equity securities purchased		32,200
Available-for-sale Securities, Gross Unrealized Gain (Loss)	(6,300)
Available-for-sale Securities, Equity Securities, Current	6,500	13,100	0
Cash proceeds from sale of marketable securities	100
Gain (loss) on sale of marketable securities	(200)
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	8,500	19,100
Member 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Equity Securities, Current	1,500	0
Available for sale securities, equity securities acquired				$ 5,700
Available-for-sale Securities, Equity Securities, Current	0	1,500	$ 0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 1,500	$ 4,200